SCHEDULE OF RIGHT-OF-USE ASSETS, NET (Details) - USD ($)		6 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Right-of-use Assets Net
Right-of-use assets, net, beginning balance		$ 357,202
Additions			$ 482,619	482,619 [1]
Amortization		(63,036)		(99,580)
Modification adjustment	[2],[3]			(25,837)
Right-of-use assets, net,Ending balance		$ 294,166		$ 357,202

[1]	In June 2023, the Group entered into a lease agreement in Monaco which expires in January 2027. The lease has an annual break clause.
[2]	There was rent review in February 2024 and a modification adjustment was made to account for the change in monthly rent.
[3]	There was rent review in February 2024 and modification adjustment were made to account for the change in monthly rent.